Finance income (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income
Schedule of Finance income
	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Income from deposits	130	21	141
Exchange differences	-	599	-
Total finance income	130	620	141